Acquisitions - Schedule of Net Purchase Prices Allocated to Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Nov. 07, 2016	Apr. 24, 2015	Jan. 30, 2015
Allied [Member]
Allocation of purchase price
Current assets	$ 7,184
Property, plant and equipment	13,821
Goodwill	30,685
Deferred tax liabilities	(13,958)
Assumed liabilities	(7,115)
Net assets acquired	62,319
Allied [Member] | Customer Relationships [Member]
Allocation of purchase price
Other intangibles	17,682
Other intangibles	17,682
Allied [Member] | Trade Name [Member]
Allocation of purchase price
Other intangibles	12,910
Other intangibles	12,910
Allied [Member] | Non-compete Agreements [Member]
Allocation of purchase price
Other intangibles	1,110
Other intangibles	$ 1,110
Landshire [Member]
Allocation of purchase price
Current assets			$ 4,763
Property, plant and equipment			12,037
Goodwill			14,506
Assumed liabilities			(561)
Net assets acquired			60,845
Landshire [Member] | Customer Relationships [Member]
Allocation of purchase price
Other intangibles			20,800
Other intangibles			20,800
Landshire [Member] | Trade Names and Trademarks [Member]
Allocation of purchase price
Other intangibles			8,600
Other intangibles			8,600
Landshire [Member] | Non-compete Agreements [Member]
Allocation of purchase price
Other intangibles			700
Other intangibles			$ 700
Better Bakery [Member]
Allocation of purchase price
Current assets		$ 5,704
Property, plant and equipment		2,115
Goodwill		9,940
Assumed liabilities		(7,228)
Net assets acquired		30,931
Better Bakery [Member] | Customer Relationships [Member]
Allocation of purchase price
Other intangibles		10,400
Other intangibles		10,400
Better Bakery [Member] | Trade Names and Trademarks [Member]
Allocation of purchase price
Other intangibles		9,600
Other intangibles		9,600
Better Bakery [Member] | Non-compete Agreements [Member]
Allocation of purchase price
Other intangibles		400
Other intangibles		$ 400